Reporting Segments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Unrealized gain (loss) on derivative contracts	$ 992,000	$ (849,000)		$ (385,000)
Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Unrealized gain (loss) on commodity derivatives	1,000,000	(541,000)	[1]
Unrealized gain (loss) on derivative contracts		(3,000,000)
Construction, operating and maintenace agreement expenses	700,000
Transmission [Member]
Segment Reporting Information [Line Items]
Construction, operating and maintenace agreement expenses	$ 2,700,000

[1]	Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.(c)Income (loss) on discontinued operations impacts our Gathering and Processing segment.